CASH, CASH EQUIVALENT, AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2017
CASH, CASH EQUIVALENT, AND RESTRICTED CASH
Schedule of Components of Cash, cash equivalents and restricted cash

	12/31/2017	12/31/2016 (Reclassified)
I - Cash and Cash Equivalents
Cash and cash in Banks	422,819	295,549
Financial Investments	369,433	200,306

	792,252	495,855

II - Restricted Cash
Resources of CCC	—	393,520
Marketing - Itaipu	2,665	256,192
Marketing - PROINFA	1,162,561	998,380
Resources of RGR	50,132	33,254
PROCEL	114,518	—

	1,329,876	1,681,346

	2,122,128	2,177,201